NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 15,140	$ 12,876
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,469	635
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 13,671	$ 12,241